FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Proceeds (Payments) on Debt Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives	$ (53,831)	$ (12,379)
Net proceeds on settlement of debt derivatives	492	(11)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	52,844	11,016
Total payments on debt derivatives	(52,352)	(10,975)
Net proceeds on settlement of debt derivatives	492	41
Net proceeds (payments) on settlement of debt derivatives and forward contracts	492	(11)
Debt derivatives | US commercial paper program
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	2,486	9,522
Total payments on debt derivatives	(2,506)	(9,458)
Proceeds on Canadian dollar-denominated interest rate derivatives	0	113
Payments on US dollar-denominated Interest rate derivatives	0	(165)
Debt derivatives | Credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	47,126	507
Total payments on debt derivatives	(47,136)	(498)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	3,232	987
Total payments on debt derivatives	$ (2,710)	$ (1,019)